Loss per share (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Basic and Diluted Loss per Share

The basic loss per share is calculated by dividing the loss of the period attributable to the common shares by the weighted average number of common shares outstanding during the period as follows:

	Three-month period ended June 30,	Six-month period ended June 30,
	2019	2019
	unaudited	unaudited
Net loss attributable to shareholders (in USD ‘000)	(34,756)	(60,435)
Weighted average number of common shares outstanding	43,555,963	43,532,815

Basic and diluted loss per share (in USD)	(0.80)	(1.39)

	Three-month period ended June 30,	Six-month period ended June 30,
	2018	2018
	unaudited	unaudited
Net loss attributable to shareholders (in USD ‘000)	(18,186)	(37,992)
Weighted average number of common shares outstanding	37,617,569	37,004,673

Basic and diluted loss per share (in USD)	(0.49)	(1.03)